First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 53.0%
	Brazil – 3.1%
138,283	Banco Bradesco S.A., ADR	$649,930
290	MercadoLibre, Inc. (b)	426,921
57,640	Vale S.A., ADR	1,001,783
22,085	WEG S.A.	293,844
		2,372,478
	Cayman Islands – 4.0%
74,000	Alibaba Group Holding Ltd. (b)	2,094,133
52,500	Li Ning Co., Ltd.	341,036
53,500	WuXi Biologics Cayman, Inc. (b) (c) (d)	669,946
		3,105,115
	China – 15.6%
3,164	Autohome, Inc., ADR	295,106
53,500	China Conch Venture Holdings Ltd.	251,531
91,500	China Merchants Bank Co., Ltd., Class H	698,541
76,000	China Resources Gas Group Ltd.	421,348
140,000	China Resources Land Ltd.	678,021
12,993	China Tourism Group Duty Free Corp., Ltd., Class A	605,773
9,300	Hangzhou Tigermed Consulting Co., Ltd., Class A	212,646
3,600	Hangzhou Tigermed Consulting Co., Ltd., Class H (b) (c) (d)	71,175
1,484	Kweichow Moutai Co., Ltd., Class A	454,129
67,652	LONGi Green Energy Technology Co., Ltd., Class A	906,836
21,800	Meituan, Class B (b) (c) (d)	836,207
40,302	Midea Group Co., Ltd., Class A	504,803
109,900	NARI Technology Co., Ltd., Class A	521,293
23,830	New Oriental Education & Technology Group, Inc., ADR (b)	333,620
62,500	Ping An Insurance Group Co. of China Ltd., Class H	744,057
123,600	Sands China Ltd. (b)	617,674
37,200	Shanghai International Airport Co., Ltd., Class A	328,085
27,700	Shenzhou International Group Holdings Ltd.	574,017
16,400	Sungrow Power Supply Co., Ltd., Class A	179,313
29,900	Tencent Holdings Ltd.	2,346,124
97,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	182,544
10,500	Yunnan Energy New Material Co., Ltd., Class A	179,004
		11,941,847
	Hong Kong – 2.1%
53,200	AIA Group Ltd.	645,317
125,500	Budweiser Brewing Co., APAC Ltd. (c) (d)	374,526
9,835	Hong Kong Exchanges & Clearing Ltd.	578,656
		1,598,499
	India – 5.8%
11,503	Hindustan Unilever Ltd.	382,548
32,018	Housing Development Finance Corp., Ltd.	1,093,969
136,998	ITC Ltd.	409,418
25,871	Kotak Mahindra Bank Ltd. (b)	620,292
39,927	SBI Life Insurance Co., Ltd. (b) (c) (d)	481,027
20,434	Tata Consultancy Services Ltd.	888,153
6,444	UltraTech Cement Ltd.	593,860
		4,469,267
	Indonesia – 1.1%
220,300	Bank Central Asia Tbk PT	471,313

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Indonesia (Continued)
1,345,900	Bank Rakyat Indonesia Persero Tbk PT	$407,708
		879,021
	Luxembourg – 0.3%
14,794	Allegro.eu S.A. (b) (c) (d)	208,027
	Mexico – 2.2%
6,704	Fomento Economico Mexicano, S.A.B. de C.V., ADR	505,012
4,046	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR (b)	204,404
104,878	Grupo Financiero Banorte S.A.B. de C.V., Class O (b)	591,364
75,820	Grupo Mexico S.A.B. de C.V., Series B	399,660
		1,700,440
	Netherlands – 0.9%
1,077	ASML Holding N.V.	652,970
	Philippines – 0.7%
506,800	Ayala Land, Inc.	358,663
106,499	Bank of the Philippine Islands	178,824
		537,487
	Russia – 2.5%
6,349	Lukoil PJSC, ADR	512,936
35,831	Novatek PJSC	707,142
121,338	Sberbank of Russia PJSC	465,806
3,290	Yandex N.V., Class A (b)	210,757
		1,896,641
	South Africa – 2.1%
2,980	Anglo American Platinum Ltd.	434,513
4,840	Naspers Ltd., Class N	1,158,094
		1,592,607
	South Korea – 6.6%
1,211	LG Chem Ltd.	861,370
56,201	Samsung Electronics Co., Ltd. (Preference Shares)	3,625,070
1,033	Samsung SDI Co., Ltd.	602,412
		5,088,852
	Taiwan – 5.4%
65,000	Hon Hai Precision Industry Co., Ltd.	282,480
186,954	Taiwan Semiconductor Manufacturing Co., Ltd.	3,846,143
		4,128,623
	United Kingdom – 0.6%
17,600	Mondi PLC	452,294
	Total Common Stocks	40,624,168
	(Cost $26,179,928)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 35.6%
	Angola – 0.7%
500,000	Angolan Government International Bond (USD) (d)	9.50%	11/12/25	524,635

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Argentina – 1.5%
136,989	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	$49,546
1,207,328	Argentine Republic Government International Bond (USD) (e)	0.13%	07/09/30	406,568
2,211,917	Argentine Republic Government International Bond (USD) (e)	0.13%	07/09/35	664,703
				1,120,817
	Armenia – 0.6%
500,000	Republic of Armenia International Bond (USD) (c)	3.95%	09/26/29	475,660
	Bahamas – 0.9%
640,000	Bahamas Government International Bond (USD) (c)	8.95%	10/15/32	683,200
	Bahrain – 0.6%
450,000	Bahrain Government International Bond (USD) (c)	4.25%	01/25/28	447,873
	Belarus – 0.9%
220,000	Republic of Belarus Ministry of Finance (USD) (d)	5.88%	02/24/26	211,653
480,000	Republic of Belarus Ministry of Finance (USD) (d)	6.38%	02/24/31	446,073
				657,726
	Benin – 0.1%
100,000	Benin Government International Bond (EUR) (c)	6.88%	01/19/52	117,748
	Brazil – 2.1%
3,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	565,047
5,750,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,077,659
				1,642,706
	Dominican Republic – 1.0%
25,400,000	Dominican Republic International Bond (DOP) (d)	9.75%	06/05/26	484,621
270,000	Dominican Republic International Bond (USD) (d)	5.88%	01/30/60	259,605
				744,226
	Ecuador – 0.4%
78,781	Ecuador Government International Bond (USD) (c)	(f)	07/31/30	31,907
264,360	Ecuador Government International Bond (USD) (c) (e)	0.50%	07/31/30	155,314
251,480	Ecuador Government International Bond (USD) (c) (e)	0.50%	07/31/40	109,394
				296,615
	Egypt – 1.9%
211,000	Egypt Government International Bond (USD) (c)	7.63%	05/29/32	216,592
790,000	Egypt Government International Bond (USD) (c)	7.90%	02/21/48	746,128
8,000,000	Egypt Treasury Bills (EGP)	(f)	06/29/21	494,925
				1,457,645
	El Salvador – 0.5%
190,000	El Salvador Government International Bond (USD) (d)	5.88%	01/30/25	190,428
150,000	El Salvador Government International Bond (USD) (c)	9.50%	07/15/52	160,125
				350,553
	Ghana – 1.2%
403,000	Ghana Government International Bond (USD) (c)	7.75%	04/07/29	399,977
510,000	Ghana Government International Bond (USD) (c)	7.63%	05/16/29	502,505
				902,482

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Indonesia – 1.8%
18,800,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	$1,420,283
	Iraq – 0.9%
450,000	Iraq International Bond (USD) (d)	6.75%	03/09/23	449,062
218,750	Iraq International Bond (USD) (d)	5.80%	01/15/28	207,473
				656,535
	Kenya – 0.3%
200,000	Kenya Government International Bond (USD) (d)	6.88%	06/24/24	220,334
	Malaysia – 1.6%
4,700,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,193,939
	Mexico – 2.8%
28,151,800	Mexican Bonos (MXN)	5.75%	03/05/26	1,367,007
7,750,000	Mexican Bonos (MXN)	7.75%	05/29/31	404,425
8,250,000	Mexican Bonos (MXN)	7.75%	11/13/42	408,056
				2,179,488
	Nigeria – 0.2%
200,000	Nigeria Government International Bond (USD) (c)	7.63%	11/28/47	194,490
	Oman – 1.2%
900,000	Oman Government International Bond (USD) (c)	7.00%	01/25/51	890,348
	Peru – 1.0%
2,600,000	Peruvian Government International Bond (PEN) (d)	6.90%	08/12/37	748,447
	Poland – 2.7%
7,590,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	2,086,585
	Russia – 5.8%
184,000,000	Russian Federal Bond - OFZ (RUB)	7.60%	07/20/22	2,504,734
112,901,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	1,511,703
33,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	460,551
				4,476,988
	Saudi Arabia – 0.7%
490,000	Saudi Government International Bond (USD) (c)	4.38%	04/16/29	559,805
	South Africa – 2.6%
36,250,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	2,008,282
	Ukraine – 1.2%
440,000	Ukraine Government International Bond (EUR) (c)	6.75%	06/20/26	555,070
200,000	Ukraine Government International Bond (USD) (d)	7.38%	09/25/32	201,694
188,000	Ukraine Government International Bond (USD) (c) (g)	(f)	05/31/40	194,467
				951,231
	Uzbekistan – 0.4%
299,000	Republic of Uzbekistan Bond (USD) (c)	3.70%	11/25/30	291,328
	Total Foreign Sovereign Bonds and Notes			27,299,969
	(Cost $28,971,529)
FOREIGN CORPORATE BONDS AND NOTES (a) (h) – 16.9%
	Barbados – 0.3%
250,000	Sagicor Finance 2015 Ltd. (USD) (c)	8.88%	08/11/22	255,336

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (h) (Continued)
	Brazil – 1.9%
240,000	Banco do Brasil S.A. (USD) (d) (g)	6.25%	(i)	$236,472
200,000	BRF S.A. (USD) (c)	5.75%	09/21/50	197,536
280,000	CSN Resources S.A. (USD) (c)	7.63%	02/13/23	290,853
200,000	Guara Norte Sarl (USD) (c)	5.20%	06/15/34	196,455
260,000	Itau Unibanco Holding S.A. (USD) (d) (g)	4.63%	(i)	243,932
350,000	OAS Finance Ltd. (USD) (g) (j) (k) (l)	8.88%	(i)	2,625
200,000	OAS Investments GmbH (USD) (j) (k) (l)	8.25%	10/19/19	1,500
27,007	Odebrecht Drilling Norbe VIII/IX Ltd. (USD) (d)	6.35%	12/01/21	26,872
272,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	287,145
				1,483,390
	China – 0.8%
230,000	China Evergrande Group (USD) (d)	11.50%	01/22/23	215,620
220,000	Kaisa Group Holdings Ltd. (USD) (d)	11.25%	04/16/25	216,150
200,000	Zhenro Properties Group Ltd. (USD) (d)	9.15%	05/06/23	209,492
				641,262
	Democratic Republic of Congo – 0.3%
200,000	HTA Group Ltd. (USD) (c)	7.00%	12/18/25	213,190
	Dominican Republic – 1.0%
720,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (c)	7.95%	05/11/26	749,938
	Ecuador – 0.3%
199,537	International Airport Finance S.A. (USD) (c)	12.00%	03/15/33	194,006
	Georgia – 0.3%
200,000	Bank of Georgia JSC (USD) (c)	6.00%	07/26/23	213,407
	Honduras – 0.4%
280,000	Inversiones Atlantida S.A. (USD) (c)	8.25%	07/28/22	286,128
	India – 1.5%
250,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (c)	6.25%	12/10/24	276,312
60,000,000	HDFC Bank Ltd. (INR) (d)	8.10%	03/22/25	859,183
				1,135,495
	Indonesia – 0.3%
200,000	Medco Platinum Road Pte Ltd. (USD) (c)	6.75%	01/30/25	210,500
	Israel – 0.3%
211,000	Energean Israel Finance Ltd. (USD) (c) (d)	4.88%	03/30/26	212,714
	Mexico – 1.6%
270,000	BBVA Bancomer S.A. (USD) (d) (g)	5.13%	01/18/33	278,450
9,600,000	Petroleos Mexicanos (MXN) (d)	7.19%	09/12/24	441,129
280,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	261,660
270,000	Sixsigma Networks Mexico SA de CV (USD) (c)	7.50%	05/02/25	237,076
				1,218,315
	Nigeria – 1.5%
230,000	IHS Netherlands Holdco BV (USD) (c)	8.00%	09/18/27	248,975
290,000	SEPLAT Petroleum Development Co., PLC (USD) (c)	9.25%	04/01/23	296,706
320,000	SEPLAT Petroleum Development Co., PLC (USD) (c)	7.75%	04/01/26	321,200

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (h) (Continued)
	Nigeria (Continued)
270,000	United Bank for Africa PLC (USD) (c)	7.75%	06/08/22	$280,499
				1,147,380
	Oman – 0.7%
200,000	Oryx Funding Ltd. (USD) (c)	5.80%	02/03/31	207,375
325,000	Oztel Holdings SPC Ltd. (USD) (c)	6.63%	04/24/28	357,114
				564,489
	Peru – 0.3%
200,000	Petroleos del Peru S.A. (USD) (c)	5.63%	06/19/47	210,250
	Russia – 0.3%
250,000	Sovcombank Via SovCom Capital DAC (USD) (c) (g)	7.75%	(i)	253,125
	Saudi Arabia – 0.3%
200,000	Saudi Arabian Oil Co. (USD) (c)	4.25%	04/16/39	215,689
	Singapore – 0.3%
260,000	Puma International Financing S.A. (USD) (d)	5.00%	01/24/26	255,871
	South Africa – 1.4%
270,000	Eskom Holdings SOC Ltd. (USD) (d)	7.13%	02/11/25	279,571
516,000	Liquid Telecommunications Financing Plc (USD) (c)	5.50%	09/04/26	544,380
230,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	247,940
				1,071,891
	Trinidad And Tobago – 0.7%
500,000	Trinidad Generation UnLtd. (USD) (d)	5.25%	11/04/27	513,883
	Turkey – 1.1%
220,000	Akbank T.A.S. (USD) (d) (g)	7.20%	03/16/27	213,516
340,000	TC Ziraat Bankasi AS (USD) (c)	5.38%	03/02/26	316,187
288,000	Turkiye Vakiflar Bankasi TAO (USD) (d)	6.00%	11/01/22	285,057
				814,760
	Ukraine – 0.7%
239,000	Kernel Holding S.A. (USD) (c)	6.75%	10/27/27	255,939
280,000	Metinvest BV (USD) (c)	8.50%	04/23/26	313,373
				569,312
	United Arab Emirates – 0.3%
240,000	MAF Global Securities Ltd. (USD) (d) (g)	5.50%	(i)	244,026
	Zambia – 0.3%
260,000	First Quantum Minerals Ltd. (USD) (d)	7.50%	04/01/25	268,775
	Total Foreign Corporate Bonds and Notes			12,943,132
	(Cost $13,042,627)

Total Investments – 105.5%	80,867,269
(Cost $68,194,084) (m)
Outstanding Loan – (7.6)%	(5,800,000)
Net Other Assets and Liabilities – 2.1%	1,573,150
Net Assets – 100.0%	$76,640,419

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2021	Sale Value as of 3/31/2021	Unrealized Appreciation/ (Depreciation)
06/02/21	BAR	CNY	16,279,000	USD	2,513,968	$ 2,471,946	$ 2,513,968	$ (42,022)
04/14/21	DB	ZAR	20,350,000	USD	1,375,971	1,376,090	1,375,971	119
06/02/21	DB	USD	873,305	BRL	4,832,000	873,305	854,814	18,491
04/14/21	CIT	USD	834,390	MXN	17,244,000	834,390	842,379	(7,989)
06/02/21	DB	USD	868,836	RUB	64,444,000	868,836	845,621	23,215
04/14/21	CIT	USD	1,255,281	TRY	10,400,000	1,255,281	1,245,936	9,345
04/14/21	CIT	USD	1,330,047	ZAR	20,350,000	1,330,047	1,376,090	(46,043)
Net Unrealized Appreciation (Depreciation)								$(44,884)

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	Non-income producing security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (“ASII”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2021, securities noted as such amounted to $16,727,102 or 21.8% of net assets.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2021.
(f)	Zero coupon bond.
(g)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(h)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by ASII.
(i)	Perpetual maturity.
(j)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(k)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(l)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,840,618 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,212,317. The net unrealized appreciation was $12,628,301. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 40,624,168	$ 40,624,168	$ —	$ —
Foreign Sovereign Bonds and Notes*	27,299,969	—	27,299,969	—
Foreign Corporate Bonds and Notes*	12,943,132	—	12,943,132	—
Total Investments	80,867,269	40,624,168	40,243,101	—
Forward Foreign Currency Contracts	51,170	—	51,170	—
Total	$ 80,918,439	$ 40,624,168	$ 40,294,271	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (96,054)	$ —	$ (96,054)	$ —

*	See Portfolio of Investments for country breakout.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Restricted Securities
As of March 31, 2021, the Fund held restricted securities as shown in the following table that ASII has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$350,000	$0.75	$350,000	$2,625	0.00%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/2012	200,000	0.75	200,000	1,500	0.00
				$550,000	$4,125	0.00%
Credit Quality†	% of Total Fixed-Income Investments
A+	1.9%
A	5.2
A-	4.8
BBB+	7.0
BBB	15.3
BBB-	2.1
BB+	3.7
BB	11.1
BB-	15.2
B+	8.3
B	13.7
B-	4.5
CCC+	5.4
Not Rated	1.8
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Industry Classification	% of Total Investments
Sovereigns	33.8%
Banks	9.3
Semiconductors & Semiconductor Equipment	6.7
Internet & Direct Marketing Retail	5.8
Technology Hardware, Storage & Peripherals	4.5
Interactive Media & Services	3.5
Metals & Mining	3.4
Insurance	2.3
Beverages	1.6
Utilities	1.5
Oil, Gas & Consumable Fuels	1.5
Integrated Oils	1.5
Electrical Equipment	1.5
Chemicals	1.4
Thrifts & Mortgage Finance	1.4
Exploration & Production	1.3
Real Estate Management & Development	1.3
Life Sciences Tools & Services	1.2
Textiles, Apparel & Luxury Goods	1.1
IT Services	1.1
Real Estate	1.1
Electronic Equipment, Instruments & Components	1.1
Power Generation	1.0
Hotels, Restaurants & Leisure	0.8
Specialty Retail	0.7
Construction Materials	0.7
Capital Markets	0.7
Wireline Telecommunication Services	0.7
Transportation Infrastructure	0.7
Household Durables	0.6
Refining & Marketing	0.6
Paper & Forest Products	0.6
Gas Utilities	0.5
Tobacco	0.5
Household Products	0.5
Wireless Telecommunication Services	0.4
Diversified Consumer Services	0.4
Retail - Consumer Staples	0.3
Life Insurance	0.3
Industrial Other	0.3
Construction & Engineering	0.3
Software & Services	0.3
Oil & Gas Services & Equipment	0.3
Manufactured Goods	0.3
Food & Beverage	0.2
Transportation & Logistics	0.2
Containers & Packaging	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments†
USD	33.3%
HKD	15.0
INR	6.6
KRW	6.3
RUB	6.0
TWD	5.1
ZAR	5.0
CNH	4.8
MXN	3.4
CNY	3.1
IDR	2.9
PLN	2.8
EUR	1.6
MYR	1.5
BRL	1.3
PEN	0.9
PHP	0.7
EGP	0.6
DOP	0.6
TRY	(1.5)
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CNY	Chinese Yuan Renminbi
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand